Retirement Benefit Plans - Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 01, 2015
Disclosure of net defined benefit liability (asset) [abstract]
– Discount rate for scheme liabilities	4.90%	1.90%	1.30%
– General price inflation	3.10%	3.40%	3.00%
– General salary increase	1.00%	1.00%	1.00%
– Expected rate of pension increase	3.00%	3.20%	2.90%	1.00%
Longevity at 60 for current pensioners, on the valuation date:
– Males	27 years 4 months 24 days	27 years 6 months	27 years 6 months
– Females	30 years 1 month 6 days	30 years 1 month 6 days	30 years
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
– Males	28 years 10 months 24 days	29 years	29 years
– Females	31 years 7 months 6 days	31 years 7 months 6 days	31 years 6 months